Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 20, 2018
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Apr. 20, 2018
Document Effective Date	Apr. 20, 2018
Prospectus Date	Apr. 20, 2018
Pacer Benchmark Hotel & Lodging Real Estate SCTR℠ ETF | Pacer Benchmark Hotel & Lodging Real Estate SCTR ETFNew Class Names 1
Prospectus:
Trading Symbol	HOTL
Pacer Benchmark Apartments & Residential Real Estate SCTR℠ ETF | Pacer Benchmark Apartments & Residential Real Estate SCTR ETF
Prospectus:
Trading Symbol	PAD
Pacer Benchmark Office Real Estate SCTR℠ ETF | Pacer Benchmark Office Real Estate SCTR ETF
Prospectus:
Trading Symbol	DESK
Pacer Benchmark Retail Real Estate SCTR℠ ETF | Pacer Benchmark Retail Real Estate SCTR ETF
Prospectus:
Trading Symbol	RTL
Pacer Benchmark Healthcare Real Estate SCTR℠ ETF | Pacer Benchmark Healthcare Real Estate SCTR ETF
Prospectus:
Trading Symbol	RXRE
Pacer Benchmark Industrial Real Estate SCTR℠ ETF | Pacer Benchmark Industrial Real Estate SCTR ETF
Prospectus:
Trading Symbol	INDS
Pacer Benchmark Net Lease Real Estate SCTR℠ ETF | Pacer Benchmark Net Lease Real Estate SCTR ETF
Prospectus:
Trading Symbol	NNNL
Pacer Benchmark Data & Infrastructure Real Estate SCTR℠ ETF | Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF
Prospectus:
Trading Symbol	SRVR